Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	£ 733,254	£ 591,898
Offset	(243,620)	(157,052)
Net	489,634	434,846
Total on balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	582,984	445,637
Offset	(243,620)	(157,052)
Net	339,364	288,585
Total on balance sheet exposure to credit risk | – asset held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	21,214
Offset	0
Net	21,214
Total on balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	72,614	91,177
Offset	(8,149)	(7,057)
Net	64,465	84,120
Total on balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	5,958	25,231
Offset	(1)	0
Net	5,957	25,231
Total on balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	54,067	55,123
Offset	(7,269)	(6,228)
Net	46,798	48,895
Total on balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	17,109	10,784
Offset	(145)	(88)
Net	16,964	10,696
Total on balance sheet exposure to credit risk | Other financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	268,023	202,455
Offset	(10,882)	(10,239)
Net	257,141	192,216
Total on balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	131,433	108,482
Offset	0	0
Net	131,433	108,482
Total on balance sheet exposure to credit risk | – items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,285	346
Offset	0	0
Net	2,285	346
Total on balance sheet exposure to credit risk | – reverse repurchase agreements – non trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	53,949	54,448
Offset	(10,882)	(10,239)
Net	43,067	44,209
Total on balance sheet exposure to credit risk | – financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,248	10
Offset	0	0
Net	3,248	10
Total on balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	225,238	141,221
Offset	(224,444)	(139,668)
Net	794	1,553
Total on balance sheet exposure to credit risk | – non-bank financial institutions | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,589	10,823
Offset	(879)	(829)
Net	11,710	9,994
Total on balance sheet exposure to credit risk | Prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	55,894	39,169
Offset	0	0
Net	55,894	39,169
Total off-balance sheet
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	150,270	146,261
Offset	0	0
Net	150,270	146,261
Total off-balance sheet | Financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	22,425	26,840
Offset	0	0
Net	22,425	26,840
Total off-balance sheet | Loans and other credit related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	127,845	119,421
Offset	0	0
Net	£ 127,845	£ 119,421